Party-in-Interest Transactions - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, fees associated with services provided	$ 158,885
J.P. Morgan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, fees associated with services provided	21,000
Empower
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, fees associated with services provided	$ 138,000